Lease Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Lease Liabilities
35.	Lease liabilities
The following table provides a breakdown for lease liabilities.

(Euro thousands)	2021	2020
At January 1,	407,687	508,153
Interest expense	9,351	10,285
Repayment of lease liabilities (including interest expense)	(109,962)	(100,984)
IFRS 16 lease amendment: lease renegotiation	(12,416)	(24,931)
Additions due to new leases and store renewals	150,648	54,303
Decrease of lease liabilities due to store closures	(16,485)	(14,084)
Reclassifications to liabilities held for sale	—	(83)
Disposition	(11,508)	—
Translation differences	20,737	(24,972)

At December 31,	438,052	407,687
Of which:
Non-current	331,409	314,845
Current	106,643	92,842
In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the lease liabilities by maturity date:

(Euro thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2021	438,052	106,643	92,344	65,610	38,898	134,557
2020	407,687	92,842	79,604	60,281	47,107	127,853